Business Combination and Control Obtained by a Related Party (Details) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 12, 2026	Mar. 31, 2026	Dec. 31, 2025	Feb. 08, 2024
Business Combination and Control Obtained by a Related Party [Line Items]
Total purchase consideration			$ 7,684,150
Property and equipment		$ 7,614	1,810,558
Goodwill		4,851,136	$ 4,851,136
Accounts payable and accrued expenses		100,000
Administrative expenses		$ 650,642
Number of additional common share issued		140,126
Maximum EBITDA		$ 25,000,000
Earnout Shares Percentage		3.50%
Credit to professional fees in selling		$ 1,330,000
Executive Consulting Agreements [Member]
Business Combination and Control Obtained by a Related Party [Line Items]
Amount of compensation for services	$ 1,763,000
Reserved in escrow account	$ 100,000
Consultant Agreements [Member]
Business Combination and Control Obtained by a Related Party [Line Items]
Reserved in escrow account		100,000
VCV Digital Solutions LLC [Member]
Business Combination and Control Obtained by a Related Party [Line Items]
Ownership interest			50.00%	50.00%
Goodwill			$ 4,851,136
Tiger Cloud LLC [Member]
Business Combination and Control Obtained by a Related Party [Line Items]
Ownership interest				45.00%
Signing Day Sports [Member]
Business Combination and Control Obtained by a Related Party [Line Items]
Property and equipment		$ 7,614
Sale price per share		$ 0.5401
Issuance of shares		3,215,576
Advance amount		$ 1,330,000
Signing day sports advance of funds		$ 1,330,000
One Blockchain [Member]
Business Combination and Control Obtained by a Related Party [Line Items]
Number of additional common share issued		3,863,460
Issuance of shares		33,225,888
Maxim Group LLC [Member]
Business Combination and Control Obtained by a Related Party [Line Items]
Issuance of shares		1,204,669
Percentage of earnout shares on merger consideration		11.628%
Percentage of total transaction entrerprise value		3.50%